Prepaid Forward Gold Contract Liability (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Forward Gold Sales Contract Liability (Textual)
Purchase agreement, description			The Purchase Agreement contains a royalty provision whereby royalties of 4% are due on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Royalties are payable within 30 days following the end of each fiscal quarter. Royalties payable at December 31, 2020 and December 31, 2019 were $210,802 and $36,074. The December 31, 2020 balance includes royalties payable for the second, third and fourth quarters of 2020.
Amended agreement, description			The Amended Agreement also altered the total amount that PDK may reduce the number of ounces of gold to be delivered under the Amended Agreement in exchange for common shares of the Company. Under the Amended Agreement, PDK may reduce the required number of ounces by up to 8,000 ounces in exchange for common shares of the Company.
Royalties payable			$ 210,802	$ 36,074
Participation payments			$ 576,360
PDK [Member]
Forward Gold Sales Contract Liability (Textual)
Purchase agreement, description		The Company entered into and closed a Pre-Paid Forward Gold Purchase Agreement (the “Purchase Agreement”) with PDK Utah Holdings L.P. (“PDK”) for the sale and purchase by PDK of gold produced from the Company’s mining property. Under the terms of the original Purchase Agreement, PDK initially agreed to purchase a total of 73,910 ounces of gold from the Company. The Company agreed to deliver ounces of gold produced from the Kiewit property to PDK. The Company would receive proceeds from PDK at the then current spot price less a discount specified in the Purchase Agreement. Prepayment was to be made in three tranches, with the initial tranche in the amount of $11,200,000 having been made upon execution of the Purchase Agreement on March 7, 2019 (the “Initial Funding”), $4,500,000 for Tranche 2 to occur at least six months following the Initial Funding date, and $5,500,000 for Tranche 3 to occur at least 10 months following the Initial Funding date, provided that all conditions precedent for funding Tranches 2 and 3 are met. From the Initial Funding, the Company paid an upfront fee of $600,000 to PDK for expenses incurred in connection with the transaction. The first gold delivery of 655 ounces is due December 2020.
Tranches [Member]
Forward Gold Sales Contract Liability (Textual)
Purchase agreement, description	The Company and PDK amended the Purchase Agreement and entered into the Amended Pre-Paid Forward Agreement (the “Amended Agreement”) to adjust the second and third tranches paid to the Company, to reduce the total number of ounces of gold subject to the Purchase Agreement, and to revise other provisions therein. The second tranche was reduced from $4,500,000 to $1,600,000, and the third tranche was reduced from $5,500,000 to $1,400,000. The second tranche was received on October 31, 2019 upon execution of the Amended Agreement and the third tranche was received on December 27, 2019, with funds to be dedicated in accordance with the revised budget furnished with the Amended Agreement. The amendment also reduced the total number of ounces of gold to be delivered under the agreement from 73,910 to 47,045.